Shareholder Fees	Aug. 31, 2024 USD ($)
Neuberger Berman Growth ETF | Neuberger Berman Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Neuberger Berman Total Return Bond ETF | Neuberger Berman Total Return Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0